DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	0 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

b. Derivative instrument disclosure

The fair value of derivative instruments consists of:

a. Asset derivatives, comprising interest rate swap agreements, designated as hedging instruments. These are reported under long-term investments and receivables, and the fair value amounted to $3 million at June 30, 2011.

b. Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments for accounting purposes. These are reported under deferred taxes and other current assets, and the fair value amounted to $33 million and $17 million at June 30, 2011 and December 31, 2010, respectively.

c. Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments. These are reported under senior notes and loans, and the fair value amounted to $133 million and $70 million at June 30, 2011 and December 31, 2010, respectively.

d. Liability derivatives, comprising foreign exchange contracts, not designated as hedging instruments for accounting purposes. These are reported under accounts payable, and the fair value amounted to $17 million and $16 million at June 30, 2011 and December 31, 2010, respectively.

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, gains of $121 million and losses of $118 million were recognized under financial (income) expenses—net for the six months ended June 30, 2011 and 2010, respectively, and gains of $71 million and a loss of $80 million were recognized under financial (income) expenses-net for the three months ended June 30, 2011 and 2010, respectively. Such losses offset the revaluation of the balance sheet items also booked under financial (income) expenses - net.

With respect to the interest rate and cross-currency swap agreements, gains of $10 million and $8 million were recognized under financial (income) expenses - net for the six months ended June 30, 2011 and 2010, respectively, and gains of $5 million and $4 million were recognized under financial (income) expenses - net for the three months ended June 30, 2011 and 2010, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

NOTE 11 – Derivative instruments and hedging activities:

a. Interest rate and cross-currency swaps

During the second quarter of 2010, the Company entered into swap agreements with respect to its $1 billion principal amount of 3.00% Senior Notes due 2015. The purpose of these interest rate and cross-currency swap agreements was to convert the notes' denomination from dollars to euros. As a result of these agreements, Teva pays a fixed rate of 2.36% on the euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount.

During the first quarter of 2011, the Company entered into swap agreements with respect to its $250 million principal amount of 1.70% Senior Notes due 2014. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.

In April 2011, Teva entered into short term hedge transactions to reduce the exposure resulting mainly from payroll costs denominated in New Israeli Shekel.

The above transactions qualify for hedge accounting.

In April 2011, Teva entered into interest rate swap agreements with respect to its 6.15% Senior Notes due 2036. As a result, Teva was to pay an effective interest rate of three months LIBOR plus an average 1.88% on the $986 million principal amount and receive a fixed rate of 6.15% on such amount. The transaction was terminated in May 2011 with a net gain of $53 million, which is reflected in financial (income) expenses.

In May 2011, Teva entered into economic hedge transactions to help protect Teva's European subsidiaries from anticipated sales exposure resulting from the strengthening of the US dollar against the Euro, the result of which is reflected in financial (income) expenses.